Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EXPENSES
Corporate and administration expenses	$ (3,317,039)	$ (564,666)
Management fees	(2,418,984)	(675,001)
Due diligence BCL	(18,039)	(138,935)
Advisory and consultancy	(1,895,004)	(357,980)
Depreciation	(96,543)
General exploration expenses	(69,366)
Interest and bank charges	(93,937)	(2,511)
Share-based payment	(7,731,117)	(1,261,891)
Deferred share units granted	(298,000)
Warrant fair value movement	8,974,901	(6,345,310)
Net foreign exchange gain (loss)	143,777	(13,311)
TOTAL EXPENSES	(6,819,351)	(9,359,605)
OTHER ITEMS
Interest expenses and other income	(416,703)
Acquisition loss on RTO	(29,174,415)
NET LOSS FOR THE YEAR	(36,410,469)	(9,359,605)
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of foreign operations	(1,103,069)	(48,906)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (37,513,538)	$ (9,408,511)
Basic and diluted loss per share	$ (0.34)	$ (0.13)
Weighted average number of common shares outstanding - basic	109,661,379	72,197,650